Operating Leases, as Lessee (Future Non-cancellable Minimum Rental Payments Required Under Operating Leases and/or Licenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 5,458
2016	5,533
2017	5,606
2018	5,606
2019	4,591
Thereafter	64,045
Total	$ 90,839